20. Indirect taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2018
Indirect Taxes Charges And Contributions Payable
Indirect taxes, charges and contributions payable
	2018	2017

Indirect taxes, charges and contributions payable	453,941	307,793

Value added tax on goods and services - ICMS	361,558	236,230
ANATEL taxes and charges	21,320	20,431
ISS	59,764	47,485
Others	11,299	3,647

Current portion	(451,169)	(305,266)
Non-current portion	2,772	2,527